EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Equity [abstract]
Disclosure of equity [Table Text Block]
Common shares (thousands)
Common shares outstanding as at January 1, 2022	284,892
Common shares issued under PSU plan	866
Exercise of share options	735
Common shares outstanding as at January 1, 2023	286,493
Common shares issued under PSU plan	1,597
Exercise of share options	1,910
Common shares outstanding as at December 31, 2023	290,000